CASH, CASH EQUIVALENTS AND SHORT AND LONG TERM INVESTMENTS - Summary of Available-for-sale Investments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Schedule of Available-for-sale Securities [Line Items]
Cost	$ 6,479	$ 50,999
Cash Collection		(12,299)
Impairment charges and equity losses	(4,300)	(22,800)
Transfer-out from available-for-sale investments		(10,000)
Realized gain		(200)
Estimated fair value	2,179	5,700
Level 3
Schedule of Available-for-sale Securities [Line Items]
Estimated fair value	$ 4,800
Minimum
Schedule of Available-for-sale Securities [Line Items]
Maturity period of bank notes receivable	3 months
Maximum
Schedule of Available-for-sale Securities [Line Items]
Maturity period of bank notes receivable	1 year
Common Stock
Schedule of Available-for-sale Securities [Line Items]
Cost	$ 479	2,299
Cash Collection		(2,299)
Estimated fair value	479
Convertible bonds of privately-held company
Schedule of Available-for-sale Securities [Line Items]
Cost	800	40,700
Cash Collection		(10,000)
Impairment charges and equity losses		(20,000)
Transfer-out from available-for-sale investments		(10,000)
Realized gain		(200)
Estimated fair value	800	500
Preferred convertible shares of privately-held company
Schedule of Available-for-sale Securities [Line Items]
Cost	5,200	8,000
Impairment charges and equity losses	(4,300)	(2,800)
Estimated fair value	$ 900	$ 5,200